UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23336

Variant Alternative Income Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Variant Alternative Income Fund Schedule of Investments as of January 31, 2019 are filed herewith.

VARIANT ALTERNATIVE INCOME FUND

(a Delaware Statutory Trust)

Schedule of Investments

January 31, 2019 (Unaudited)

	First Acquisition			Percent of	Redemption	Redemption Notice
	Date	Cost	Fair Value	Net Assets	Permitted	Period
Investments in private investment companies - 51.8%
Litigation Finance
Virage Capital Partners LP	9/1/2018	$2,750,000	$2,750,000	9.7%	N	N/A
Music Royalties
Primary Wave Music IP Fund 1, LP	11/8/2017	802,843	737,665	2.6	N	N/A
Portfolio Finance
Crestline Portfolio Financing Fund, L.P.	4/25/2018	348,994	353,476	1.2	N	N/A
Real Estate Equity
Montreux Healthcare Fund PLC	2/1/2018	2,250,000	2,379,907	8.4	Y	Redemption permitted with 180 business days prior written notice for a calendar quarter Valuation Day.
Prime Storage Fund II (Cayman), LP (a)	11/20/2017	663,762	628,886	2.2	N	N/A
		2,913,762	3,008,793	10.6
Secondaries
Armadillo Financial Fund LP	12/28/2018	232,702	195,927	0.7	N	N/A
Blackrock Special Credit Opportunities, LP	6/29/2018	242,576	264,357	0.9	N	N/A
		475,278	460,284	1.6
Specialty Finance
Highcrest Private Credit Income Fund, L.P.	10/31/2018	2,250,000	2,250,000	7.9	Y	Redemption permitted as of the close of business on the last day of each calendar month, provided the GP is notified not less than 35 days in advance of the applicable withdrawal day.
Leaf II SPC, 10.0%, due 11/27/2021 (a)	11/28/2018	431,603	431,603	1.5	N	N/A
		2,681,603	2,681,603	9.4
Transportation Finance
Aero Capital Solutions Fund, LP	1/17/2019	1,337,158	1,337,158	4.7	N	N/A
Hudson Transport Real Asset Fund LP	9/1/2018	2,000,000	2,000,000	7.0	Y	Redemption permitted on the last day of any calendar quarter upon not less than 90 days prior written notice. Request must be greater than $100k. Subject to a 2 year lock up period.
		3,337,158	3,337,158	11.7
Warehouse Facilities
Palmer Square Senior Loan Fund, LLC	10/3/2017	1,415,580	1,415,580	5.0	Y	Redemption permitted with 15 days prior written notice during withdrawal periods determined by the managing member.
Total investments in private investment companies		14,725,218	14,744,559	51.8

Investments in senior credit facilities - 22.1%
Portfolio Finance
BA Tech Credit Facility, 15.0%, due 10/1/2021 (a)	10/2/2018	2,000,000	2,000,000	7.0	N	N/A
Specialty Finance
Art Money Credit Facility, 11.0%, due 6/8/2021 (a)	6/12/2018	470,000	470,000	1.6	N	N/A
Portfolio Funding Facility, 10.81%, (1 month US Libor + 8.5%) due 6/30/2019 (a) (c)	5/29/2018	1,500,000	1,500,000	5.3	N	N/A
PFF LLC, 9.4%, 11/20/2020 thru 5/1/2021 (a)	11/20/2017	2,325,000	2,325,000	8.2	Y	Redemption permitted with a 90 day notice.
		4,295,000	4,295,000	15.1
Total investments in senior credit facilities		6,295,000	6,295,000	22.1

VARIANT ALTERNATIVE INCOME FUND

(a Delaware Statutory Trust)

Schedule of Investments

January 31, 2019 (Unaudited)

	First Acquisition			Percent of	Redemption	Redemption Notice
	Date	Cost	Fair Value	Net Assets	Permitted	Period
Investments in special purpose vehicles - 19.5%
Litigation Finance
Kerberos Capital Management SPV I LLC, 15.0%, due 12/7/2019 (a)	12/19/2018	$492,300	$492,300	1.7%	N	N/A
YS Law Firm Financing VII, 12.75%(a)	4/5/2018	500,000	500,000	1.8	N	N/A
YS LC Diver PSP XXIV LLC, 13.0% (a)	10/12/2017	180,207	180,207	0.6	N	N/A
YS LC Diver PSP XXV LLC, 13.0% (a)	1/3/2018	183,619	183,619	0.6	N	N/A
YS LC Diver PSP XXVI LLC, 13.0% (a)	1/30/2018	115,878	115,878	0.4	N	N/A
YS LC Diver PSP XXVIII LLC, 13.0% (a)	8/21/2018	213,084	213,084	0.8	N	N/A
		1,685,088	1,685,088	5.9
Music Royalties
Round Hill Music Carlin Coinvest, LP (a) (b)	10/1/2017	1,000,000	997,466	3.5	N	N/A
Real Estate Debt
545 Bergen Funding LLC, 8.40% (a)	11/23/2017	400,000	400,000	1.4	N	N/A
Monticello BTH-3, 12.0% (a)	7/1/2018	250,000	250,000	0.9	N	N/A
Monticello BTH-11, 12.0% (a)	9/13/2018	250,000	250,000	0.9	N	N/A
Monticello BTH-13, 12.0% (a)	8/10/2018	156,000	156,000	0.5	N	N/A
Monticello BTH-16, 12.0% (a)	7/31/2018	250,000	250,000	0.9	N	N/A
Monticello BTH-18, 12.0% (a)	5/30/2018	500,000	500,000	1.8	N	N/A
Monticello BTH-19, 12.0% (a)	8/3/2018	195,000	195,000	0.7	N	N/A
Monticello BTH-20, 12.0% (a)	9/18/2018	242,311	242,311	0.8	N	N/A
		2,243,311	2,243,311	7.9
Specialty Finance
LEAF SME SP8, 14.0%, due 3/19/2019 (a)	6/18/2018	32,788	32,788	0.1	N	N/A
LEAF SME SP9,13.5%, due 8/14/2020 (a)	8/14/2018	52,258	52,258	0.2	N	N/A
P2B Investor Inc, 9.48% (a)	11/3/2017	27,539	27,539	0.1	N	N/A
		112,585	112,585	0.4
Transportation Finance
YS Vessel Deconstruction I (a)	6/26/2018	500,000	500,000	1.8	N	N/A
Total investments in special purpose vehicles		5,540,984	5,538,450	19.5

Investments in money market instruments - 3.5%
Federated Treasury Obligations Fund, Institutional Shares, 2.23% (d)		967,905	967,905	3.4	N/A	N/A
Vanguard Federal Money Market Fund, Retail Shares, 2.28% (d)		26,071	26,071	0.1	N/A	N/A
Total investments in money market instruments		993,976	993,976	3.5

Total Investments (cost $27,555,178)			$27,571,985	96.9
Other assets less liabilities			879,314	3.1
Net Assets			$28,451,299	100.0

(a)	Value was determined using significant unobservable inputs.
(b)	100% of this private company is invested in one music catalog.
(c)	Variable rate security.
(d)	Rate listed is the 7-day effective yield at 1/31/19.

Variant Alternative Income Fund

OTHER INFORMATION

January 31, 2019 (Unaudited)

1. Organization

The Variant Alternative Income Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and reorganized as a Delaware statutory trust at the close of business September 28, 2018. Variant Investments, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Fund operates as an interval fund and commenced operations on October 1, 2018.

The Fund’s investment objective is to seek to provide a high level of current income by investing directly or indirectly, a majority of its net assets (plus any borrowings for investment purposes) in alternative income generating investments. The Fund may allocate its assets through direct investments, and investments in a wide range of investment vehicles.

Investor Class Shares of the Fund may be subject to a Distribution and Servicing Fee of up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Investor Class Shares. There is no Distribution and Servicing Fee imposed on Institutional Class Shares.

2. Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

The Fund incurred offering costs of approximately 167,771, which are being amortized over a one-year period from October 1, 2018 (commencement of operations).

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of January 31, 2019.

Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote.

Variant Alternative Income Fund

OTHER INFORMATION

January 31, 2019 (Unaudited)

3. Fair Value of Investments

(a) Fair value - Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment companies measured based upon Net Asset Value (“NAV”) as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

(b) Fair Value – Valuation Techniques and Inputs

When determining fair value, the Fund uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Investments in Special Purpose Vehicles

Special purpose vehicles (“SPV”) consist of an investment by the Fund in an entity that invests directly or indirectly in a note secured by real estate. The debt offerings are short-term in nature and carry a fixed interest rate. The Fund has determined to value its investments in special purpose vehicles at cost as of January 31, 2019. During the period October 1, 2018 (commencement of operations) through January 31, 2019, the Investment Manager determined there were no credit impairments. Investments in SPV are categorized in Level 3 of the fair value hierarchy.

Variant Alternative Income Fund

OTHER INFORMATION

January 31, 2019 (Unaudited)

Investments in Senior Credit Facilities

The Fund has invested in senior credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The senior credit facilities have been made directly or through participation with private investment or operating companies. The investments in senior credit facilities will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes: (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. The Fund has determined to value its investments in senior credit facilities at cost as of January 31, 2019. During the period October 1, 2018 (commencement of operations) through January 31, 2019, the Investment Manager determined there were no material changes in interest rates or fundamental changes. Investments in senior credit facilities are categorized in Level 3 of the fair value hierarchy.

Investments in Private Investment Companies

The Fund values private investment companies using the NAV’s provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the private investment companies provide for compensation to the managers in the form of fees ranging from 0% to 2% annually of net assets and performance incentive allocations or fees ranging from 0% to 20% on net profits earned.

At January 31, 2019, the Fund had private investment companies of $1,060,489 that did not qualify for the practical expedient because it is probable that the Fund could sell these investments for amounts that differ from the NAV’s provided by the underlying private investment companies. Private investment companies not qualifying for practical expedient were valued by the Fund through application of adjustments to the stated NAV’s reported by the underlying private investment companies. This is based on other relevant information available that the Fund feels has not been reflected in the most recent fair value. As a result, premiums ranging between 2% and 32% have been applied to the stated NAV’s. Investments in private investment companies that do not qualify for the practical expedient are categorized in Level 3 of the fair value hierarchy.

(c) Fair Value - Hierarchy

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of January 31,2019:

Investments, at fair value	Level 1	Level 2	Level 3	Net Asset Value	Total
Private Investment Companies	$-	$-	$1,060,489	$13,650,791	$14,711,280
Senior Credit Facilities	-	-	6,295,000	-	6,295,000
Special Purpose Vehicles	-	-	5,538,450	-	5,538,450
Short-Term Investments	993,976	-	-	-	993,976
Total Investments, at fair value	$993,976	$-	$12,893,939	$13,650,791	$27,538,706

Variant Alternative Income Fund

OTHER INFORMATION

January 31, 2019 (Unaudited)

(d)   Fair Value - Changes in Level 3 Measurements

The following table presents the changes in assets classified in Level 3 of the fair value hierarchy for the period October 1, 2018 (commencement of operations) to January 31, 2019:

	Private Investment Companies	Senior Credit Facilities	Special Purpose Vehicles
October 1, 2018 (commencement of operations)	$397,762	$5,165,000	$6,092,577
Purchases	649,017	2,130,000	492,300
Sales	-	(1,000,000)	(470,991)
Realized gains (losses)	-	-	-
Unrealized gains (losses)	13,710	-	(575,436)
January 31, 2019	$1,060,489	$6,295,000	$5,538,450

All transfers between fair value levels are recognized by the Fund at the beginning of each reporting period.

(e)   Fair Value - Significant Unobservable Inputs

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of January 31, 2019.

Investment Category	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Private Investment Companies	$ 1,060,489	Income	Projected rental income and Interest	8% - 10%
Senior Credit Facilities	6,295,000	Cost	N/A	N/A
Special Purpose Vehicles	5,538,450	Income and Cost	Interest and Royalties	6.05% - 14%

(f) Fair Value - Valuation Processes

The Fund establishes valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund designates a Valuation Committee (the “Committee”) to oversee the entire valuation process of the Fund’s investments. The Committee is comprised of the three principals of the Investment Manager. The Committee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

Variant Alternative Income Fund

OTHER INFORMATION

January 31, 2019 (Unaudited)

The Committee meets on a monthly basis, or more frequently as needed, to determine the valuations of the Fund’s Level 3 investments. Valuations determined by the Committee are required to be supported by market data, third-party pricing sources, industry-accepted pricing models, counterparty prices, or other methods the Committee deems to be appropriate, including the use of internal proprietary pricing models.

The Fund periodically tests its valuations of Level 3 investments by comparing them to the most recent fair values reported and, if necessary, uses the findings to recalibrate its valuation procedures.

4. Federal Income Taxes

At January 31, 2019, gross unrealized appreciation and depreciation on investments and short securities, based on cost for federal income tax purposes were as follows:

Cost of investments	$27,555,178

Gross unrealized appreciation	$156,170
Gross unrealized depreciation	(139,363)

Net unrealized appreciation on investments	$16,807

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Variant Alternative Income Fund

By (Signature and Title)*		/s/ Robert W. Elsasser
Robert W. Elsasser, President
(Principal Executive Officer)

Date	March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert W. Elsasser
Robert W. Elsasser, President
(Principal Executive Officer)

Date	March 27, 2019

By (Signature and Title)*		/s/ Curt Fintel
Curt Fintel, Treasurer
(Principal Financial Officer)

Date	March 29, 2019

*	Print the name and title of each signing officer under his or her signature.